Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2025
Registrant Name	dei_EntityRegistrantName	Franklin Templeton ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001655589
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 16, 2025
Document Effective Date	dei_DocumentEffectiveDate	Oct. 21, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Oct. 21, 2025